Advisors Capital Active All Cap Fund
	Schedule of Investments
	June 30, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS

Equity
130,500	iShares Core S&P 500 ETF (a)	$ 81,027,450
163,100	iShares Core S&P Mid-Cap ETF	10,115,462
459,100	SPDR® Portfolio S&P 1500 Composite Stock Market ETF	34,381,999
92,600	Vanguard Growth ETF	40,595,840
194,600	Vanguard Value ETF	34,393,604
Total for Exchange Traded Funds (Cost - $169,408,198)		200,514,355	98.69%

MONEY MARKET FUNDS
3,875,411	Goldman Sachs FS Government Fund Institutional -
	Class 4.22% ***	3,875,411	1.91%
Total for Money Market Funds (Cost - $3,875,411)

	Total Investments	204,389,766	100.60%
	(Cost - $173,283,609)

	Liabilities in Excess of Other Assets	(1,207,843)	-0.60%

	Net Assets	$203,181,923	100.00%

(a) Additional information, including current Prospectus and Annual Report, is available at
https://www.blackrock.com/us/individual/resources/regulatory-documents#etfs.
*** The Yield shown represents the 7-day yield at June 30, 2025.